INCOME AND MINING TAXES - Tax Expense Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciling item, percentage
Tax at statutory rate (as a percent)													35.00%	35.00%	35.00%
Re-measurement due to the Tax Custs and Jobs Act (as a percent)													29.00%
Tax Restructuring related to the Tax Cuts and Jobs Act (as a percent)													38.00%
Percentage depletion (as a percent)													(8.00%)	39.00%	(21.00%)
Change in valuation allowance on deferred tax assets (as a percent)													7.00%	(225.00%)	57.00%
Mining and other taxes (as a percent)													4.00%	(28.00%)	21.00%
U.S. tax effect of noncontrolling interest attributable to non-U.S. investees														(100.00%)	45.00%
Tax impact on sale of assets (as a percent)														16.00%	7.00%
Effect of foreign earnings, net of credits															(7.00%)
Other (as a percent)															4.00%
Income and mining tax expense (as a percent)													105.00%	(263.00%)	141.00%
Reconciling item, amount
Income (loss) before income and mining tax and other items	$ 265	$ 278	$ 335	$ 194	$ (889)	$ 221	$ 240	$ 208	$ 529	$ 448	$ 807	$ 669	$ 1,072	$ (220)	$ 270
Tax at statutory rate													(375)	77	(95)
Re-measurement due to the Tax Cuts and Jobs Act													(312)
Tax restructuring related to the Tax Cuts and Jobs Act													(394)
Percentage depletion													81	85	56
Change in valuation allowance on deferred tax assets													(80)	(497)	(153)
Mining and other taxes													(41)	(61)	(58)
U.S. tax effect of noncontrolling interest attributable to non-U.S. investees													(1)	(219)	(123)
Tax impact on sale of assets														36	(20)
Effect of foreign earnings, net of credits													(4)		19
Other													(1)		(12)
Income and mining tax benefit (expense)	$ (777)	$ (73)	$ (166)	$ (111)	$ (22)	$ (91)	$ (239)	$ (227)	$ (277)	$ (466)	$ (350)	$ (557)	(1,127)	$ (579)	$ (386)
Valuation allowance released, AMT credits													48
Elimination of deferred tax assets due to changes in executive compensation deductions													$ 8